Right-Of-Use Assets and Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Right of Use Assets and Lease Liabilities Explanatory [Abstract]
Schedule of Right of Use Assets
	Land	Offices and buildings	Vehicles	Total
	USD in thousands
Cost:
Balance as of January 1, 2022	1,721	2,027	770	4,518
Additions and modifications during the year (Note 8B)	-	449	152	601
Derecognition of Rotem 1 lease (note 8C)	(1,721)	-	-	(1,721)
Translation differences	-	(238)	(90)	(328)
Balance as of December 31, 2022	-	2,238	832	3,070
Accumulated depreciation:
Balance as of January 1, 2022	258	897	345	1,500
Depreciation	-	361	174	535
Derecognition of Rotem 1 lease (note 8C)	(258)	-	-	(258)
Translation differences	-	(120)	(49)	(169)
Balance as of December 31, 2022	-	1,138	470	1,608
Depreciated balance as of December 31, 2022	-	1,100	362	1,462
Depreciation period		5- 6 years	3 years
	Land	Offices and buildings	Vehicles	Total
	USD in thousands
Cost:
Balance as of January 1, 2021	1,664	1,556	361	3,581
Additions and modifications during the year	-	400	389	789
Translation differences	57	71	20	148
Balance as of December 31, 2021	1,721	2,027	770	4,518
Accumulated depreciation:
Balance as of January 1, 2021	166	591	221	978
Depreciation	83	276	112	471
Translation differences	9	30	12	51
Balance as of December 31, 2021	258	897	345	1,500
Depreciated balance as of December 31, 2021	1,463	1,130	425	3,018

Schedule of Leases Liabilities
	Land	Offices and Buildings	Vehicles	Total
	USD in thousands

Balance as of January 1, 2022	1,755	1,217	430	3,402
Additions (Note 8B)	-	449	152	601
Derecognition of Rotem 1 lease (Note 8C)	(1,668)	-	-	(1,668)
Interest expense	-	58	11	69
Lease payments	(64)	(401)	(182)	(647)
Translation differences	(23)	(127)	(42)	(192)
Balance as of December 31, 2022	-	1,196	369	1,565

Current maturities of lease obligations	-	405	201	606
Long-term lease obligations	-	791	168	959
Balance as of December 31, 2022	-	1,196	369	1,565
Balance as of January 1, 2021	1,704	1,022	147	2,873
Additions	-	400	389	789
Interest expense	62	110	7	179
Lease payments	(67)	(358)	(121)	(546)
Translation differences	56	43	8	107
Balance as of December 31, 2021	1,755	1,217	430	3,402

Current maturities of lease obligations	337	433	184	954
Long-term lease obligations	1,418	784	246	2,448
Balance as of December 31, 2021	1,755	1,217	430	3,402